Financial instruments - Loan liabilities - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2022
Borrowings
Accrued short-term interest	€ 1,193	€ 1,092
Unutilized lines of credit	141,086	245,509
Loans, excluding accrued interest	435,865	€ 328,759
Facility with European Investment Bank
Borrowings
Notional amount	150,000		€ 150,000
Loans, excluding accrued interest	€ 93,290